INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

November 30, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:           Investment Managers Series Trust – File Nos. 333-122901 and 811-21719

We are attaching for filing on behalf of Investment Managers Series Trust (“Registrant”) Post-Effective Amendment No. 117 to Registrant’s Registration aStatement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 122 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

This filing is in response to the new amendments to Form N-1A and is being filed under the 1933 Act rule 485(a).  Currently, the Victoria 1522 Fund is not planning to use the summary prospectus.

Please direct your comments to Sardjono Kadiman at (626) 914-2109.  Thank you.

Sincerely,

/s/SARDJONO KADIMAN

Sardjono Kadiman
Investment Managers Series Trust
Assistant Treasurer
626-914-2109